Income Taxes, Effective Tax Rate Reconciliation (Details) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Apr. 12, 2016	Dec. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cleco Power [Member]
Income tax reconciliation [Abstract]
Income before tax			$ 57,497	$ 220,644	$ 231,290
Statutory rate (in hundredths)			35.00%	35.00%	35.00%
Tax at federal statutory rate			$ 20,124	$ 77,225	$ 80,952
Increase (decrease):
Plant differences, including AFUDC flowthrough			(58)	1,875	462
Amortization of investment tax credits			(494)	(916)	(983)
State income taxes			(2,573)	1,501	351
Settlement with taxing authorities			0	0	(2,320)
Return to accrual adjustment			(2,646)		0
Other			4,016	(391)	(1,488)
Total taxes			$ 18,369	$ 79,294	$ 76,974
Effective Rate (in hundredths)			31.90%	35.90%	33.30%
Successor [Member]
Income tax reconciliation [Abstract]
Income before tax		$ (46,935)
Statutory rate (in hundredths)		35.00%
Tax at federal statutory rate		$ (16,427)
Increase (decrease):
Plant differences, including AFUDC flowthrough		(881)
Amortization of investment tax credits		(371)
State income taxes		(4,725)
Nondeductible merger costs		(844)
Settlement with taxing authorities		0
Return to accrual adjustment		(2,943)
NMTC		(181)
Other		3,550
Total taxes		$ (22,822)
Effective Rate (in hundredths)		48.60%
Predecessor [Member]
Income tax reconciliation [Abstract]
Income before tax	$ (492)			$ 211,373	$ 221,855
Statutory rate (in hundredths)	35.00%			35.00%	35.00%
Tax at federal statutory rate	$ (172)			$ 73,981	$ 77,649
Increase (decrease):
Plant differences, including AFUDC flowthrough	823			1,875	462
Amortization of investment tax credits	(124)			(916)	(983)
State income taxes	(3,078)			1,117	23
Nondeductible merger costs	4,282			0	0
Settlement with taxing authorities	0			0	(9,106)
Return to accrual adjustment	0			0	0
NMTC	(158)			243	(754)
Other	1,895			1,404	(175)
Total taxes	$ 3,468			$ 77,704	$ 67,116
Effective Rate (in hundredths)	(704.90%)			36.80%	30.30%